UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 524-2902

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California           November 9, 2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   50

FORM 13F INFORMATION TABLE VALUE TOTAL:   $690,855
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                               September 30, 2012

                               TITLE                        VALUE       SHARES/  SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (x$1000)     PRN AMT  PRN CALL  DISCRETION MANAGER    SOLE   SHARED  NONE
ACACIA RESH CORP               ACACIA TCH COM   003881307   11,403      416,000   SH       SOLE                 416,000
ACCELRYS INC                   COM              00430U103   19,206    2,217,878   SH       SOLE               2,217,878
ACCURAY INC                    COM              004397105    4,104      579,716   SH       SOLE                 579,716
AFFORDABLE RESIDENTIAL COMNTY  NOTE 7.500% 8/1  00828UAB9   23,064   19,160,000  PRN       SOLE              19,160,000
AMERICAN CAPITAL LTD           COM              02503Y103    6,341      558,669   SH       SOLE                 558,669
APPLE INC                      COM              037833100    6,325        9,482   SH       SOLE                   9,482
BLACK DIAMOND INC              COM              09202G101    2,639      300,908   SH       SOLE                 300,908
CAI INTERNATIONAL INC          COM              12477X106   15,671      763,702   SH       SOLE                 763,702
CAFEPRESS INC                  COM              12769A103    7,578      831,793   SH       SOLE                 831,793
CASH AMER INTL INC             COM              14754D100   28,891      749,049   SH       SOLE                 749,049
CENTRAL GARDEN & PET CO        COM              153527106    6,834      574,732   SH       SOLE                 574,732
CENTRAL GARDEN & PET CO        CL A NON VTG     153527205    7,018      580,947   SH       SOLE                 580,947
CHICAGO BRIDGE & IRON          N Y REGISTRY SH  167250109   24,726      649,159   SH       SOLE                 649,159
COMPANY N V
CLEARWATER PAPER CORP          COM              18538R103   30,941      748,993   SH       SOLE                 748,993
COGENT COMM GROUP INC          NOTE 1% 6/1      19239VAB0   14,227   14,878,000  PRN       SOLE              14,878,000
COINSTAR INC                   COM              19259P300   37,926      843,168   SH       SOLE                 843,168
COMPUTER PROGRAMS & SYS INC    COM              205306103    1,389       25,000   SH       SOLE                  25,000
CONCEPTUS INC                  COM              206016107   14,278      703,009   SH       SOLE                 703,009
CRAY INC                       COM              225223304   20,048    1,577,329   SH       SOLE               1,577,329
ELECTRONICS FOR IMAGING INC    COM              286082102    8,708      523,928   SH       SOLE                 523,928
ENPHASE ENERGY INC             COM              29355A107      869      209,853   SH       SOLE                 209,853
ENPRO INDS INC                 COM              29355X107    1,113       30,911   SH       SOLE                  30,911
EZCORP INC                     CL A NON VTG     302301106   21,981      958,600   SH       SOLE                 958,600
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    5,445    1,000,000   SH       SOLE               1,000,000
GSI TECHNOLOGY INC CMN         COM              36241U106    1,429      288,678   SH       SOLE                 288,678
GAMESTOP CORP NEW              CL A             36467W109   31,648    1,507,029   SH       SOLE               1,507,029
GAMESTOP CORP NEW              CALL             36467W909    2,207      433,769   SH CALL  SOLE                 433,769
GAMESTOP CORP NEW              CALL             36467W909    9,109      105,082   SH CALL  SOLE                 105,082
GENCORP INC                    COM              368682100   22,907    2,413,853   SH       SOLE               2,413,853
GENTEX CORP                    COM              371901109    9,322      548,688   SH       SOLE                 548,688
GENTHERM INC                   COM              37253A103   17,123    1,376,478   SH       SOLE               1,376,478
GLOBAL CASH ACCESS HLDGS INC   COM              378967103   16,100    1,999,997   SH       SOLE               1,999,997
HECKMAN CORP                   PUT              422680108      434      103,244   SH  PUT  SOLE                 103,244
INTERMOLECULAR INC             COM              45882D109   21,682    3,053,798   SH       SOLE               3,053,798
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   17,864      629,684   SH       SOLE                 629,684
JOS A BANK CLOTHIERS INC       COM              480838101   13,067      269,539   SH       SOLE                 269,539
LIGAND PHARMACEUTICALS INC     COM NEW          53220K504    6,635      386,854   SH       SOLE                 386,854
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105   32,945      794,239   SH       SOLE                 794,239
MEDCATH CORP                   COM              58404W109    7,879    1,015,399   SH       SOLE               1,015,399
MOVE INC COM                   COM              62458M207   23,974    2,781,216   SH       SOLE               2,781,216
NETFLIX INC                    COM              64110L106        1           13   SH       SOLE                      13
REALITY INCOME CORP            PUT              756109104    4,453      108,907   SH  PUT  SOLE                 108,907
RENTECH INC                    COM              760112102   29,603   12,033,859   SH       SOLE              12,033,859
RENTRAK CORP                   COM              760174102      847       50,000   SH       SOLE                  50,000
SPANSION INC                   COM CL A NEW     84649R200   14,964    1,255,372   SH       SOLE               1,255,372
SUNCOKE ENERGY INC             COM              86722A103   37,013    2,296,100   SH       SOLE               2,296,100
SUSSER HLDGS CORP              COM              869233106    6,877      190,132   SH       SOLE                 190,132
TRINITY BIOTECH PLC            SPON ADR NEW     896438306    9,884      786,335   SH       SOLE                 786,335
U S SILICA HLDGS INC           COM              90346E103   22,998    1,696,040   SH       SOLE               1,696,040
TEXTAINER GROUP HOLDINGS LTD   COM              G8766E109    9,165      300,000   SH       SOLE                 300,000